Income Taxes, Unrecognized Tax Benefits (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Unrecognized Tax Benefits [Abstract]
Unrecognized tax benefits recorded as reduction to existing net operating loss and tax credit carryforwards	$ 400,000
Accrued interest or penalty on unrecognized tax benefits	0	$ 0
Maximum [Member]
Unrecognized Tax Benefits [Abstract]
Remaining unrecognized tax benefit	$ 10,000